As filed with the Securities and Exchange Commission on November 12, 2010

1933 Act Registration No. 333-159992

1940 Act Registration No. 811-22309

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 1

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 3

TRANSPARENT VALUE TRUST

(Exact Name of Registrant as Specified in Charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and address of agent for service of process)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b) of Rule 485.
On (date) pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
75 days after filing pursuant to paragraph (a)(2) of Rule 485.
On (date) pursuant to paragraph (a)(1) of Rule 485.
x	On January 28, 2011 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information contained herein is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Subject to Completion, dated November 12, 2010

TRANSPARENT VALUE TRUST

PROSPECTUS

January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP®	CLASS C SHARES [ ]
U.S. LARGE-CAP AGGRESSIVE INDEX FUND	CLASS F-1 SHARES [ ]
CLASS A SHARES [TVAAX]	CLASS I SHARES [ ]
CLASS C SHARES [ ]
CLASS F-1 SHARES [TVFAX]	TRANSPARENT VALUE DOW JONES RBP®
CLASS I SHARES [ ]	U.S. LARGE-CAP GROWTH INDEX FUND
CLASS A SHARES [ ]
TRANSPARENT VALUE DOW JONES RBP®	CLASS C SHARES [ ]
U.S. LARGE-CAP CORE INDEX FUND	CLASS F-1 SHARES [ ]
CLASS A SHARES [ ]	CLASS I SHARES [ ]
CLASS C SHARES [ ]
CLASS F-1 SHARES [ ]	TRANSPARENT VALUE DOW JONES RBP®
CLASS I SHARES [ ]	U.S. LARGE-CAP MARKET INDEX FUND
CLASS A SHARES [TVMAX]
TRANSPARENT VALUE DOW JONES RBP®	CLASS C SHARES [ ]
U.S. LARGE-CAP DEFENSIVE INDEX FUND	CLASS F-1 SHARES [TVFMX]
CLASS A SHARES [TVDAX]	CLASS I SHARES [ ]
CLASS C SHARES [ ]
CLASS F-1 SHARES [TVFDX]	TRANSPARENT VALUE DOW JONES RBP®
CLASS I SHARES [ ]	U.S. LARGE-CAP VALUE INDEX FUND
CLASS A SHARES [ ]
TRANSPARENT VALUE DOW JONES RBP®	CLASS C SHARES [ ]
U.S. LARGE-CAP EQUITY INCOME INDEX	CLASS F-1 SHARES [ ]
FUND	CLASS I SHARES [ ]
CLASS A SHARES [ ]

INVESTMENT ADVISER:

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

135 East 57th Street, 6th Floor

New York, NY 10022

INVESTMENT SUB-ADVISER:

TRANSPARENT VALUE ADVISORS, LLC

135 East 57th Street, 15th Floor

New York, NY 10022

www.transparentvalue.com

1-888-727-6885

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review important information about the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund (the “TV US LgCap Aggressive Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund (the “TV US LgCap Core Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund (the “TV US LgCap Defensive Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund (the “TV US LgCap Equity Income Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund (the “TV US LgCap Growth Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (the “TV US LgCap Market Fund” or the “Fund”), and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (the “TV US LgCap Value Fund” or the “Fund”) (collectively, the “Funds”). Please read this prospectus and keep it for future reference. For detailed information about each Fund, please see:

i

ii

TransparentValue Trust| Prospectus| January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-

CAP AGGRESSIVE INDEX FUND

Fund Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”). The Fund may change its investment objective without shareholder notice or approval.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page [    ] of this prospectus and in “Purchasing and Redeeming Shares” on page [    ] of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%*	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%**	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

*

This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See “Sales Charges.”

**	This sales charge applies only to Class C Shares redeemed within one year of purchase.

TransparentValue Trust| Prospectus| January [    ], 2011

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses*
Shareholder Service Fees	0.15%	None	None	None
Total Annual Fund Operating Expenses
Less Expense Reimbursements**
Net Annual Fund Operating Expenses	1.50%	2.10%	1.35%	1.10%

*	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2013. This Agreement may be terminated by the Board, for any reason at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

TransparentValue Trust| Prospectus| January [    ], 2011

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

[1]	For periods after January 31, 2013, figures are based on the Fund’s Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on April 27, 2010 through September 30, 2010, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Aggressive Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. The Aggressive Index consists of common stock of companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below), as further described in the “Index Construction” section on page [    ] of this prospectus. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones (“Dow Jones Indexes”). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Aggressive Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have above average economic and market sensitivity, greater exposure to market volatility and that are believed to have a high RBP® probability. For more information on the Aggressive Index and the RBP® methodology, please see “Additional Index Information” later in this prospectus. As of December 31, 2010, the Aggressive Index was composed of [    ] securities.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Weightings in the Index are discussed below in the “Index Construction” section on page [    ] of this prospectus. Under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, such as when there are practical

TransparentValue Trust| Prospectus| January [    ], 2011

difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-cap companies that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund considers large-cap companies to be those with market capitalizations which, at the time of initial purchase, fall within the range of companies in the Aggressive Index. As of December 31, 2010, market capitalizations of companies included in the Aggressive Index ranged from $[    ] billion to $[    ] billion. The Index is rebalanced quarterly on the first business day of March, June, September and December. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Fund also may invest up to 20% of its net assets in securities not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Such investments are intended to enhance liquidity, reduce transaction costs and help the Fund stay fully invested. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund will only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

TransparentValue Trust| Prospectus| January [    ], 2011

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets generally will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

TransparentValue Trust| Prospectus| January [    ], 2011

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in stock and stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Performance Information

The Fund commenced operations on April 27, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Fund Management

Guggenheim serves as the investment adviser to the Fund and Transparent Value serves as the investment sub-adviser to the Fund. Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page [      ] of this prospectus.

TransparentValue Trust| Prospectus| January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-

CAP CORE INDEX FUND

Fund Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Core IndexSM (the “Core Index” or “Index”). The Fund may change its investment objective without shareholder notice or approval.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page [    ] of this prospectus and in “Purchasing and Redeeming Shares” on page [    ] of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%*	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%**	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

*

This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See “Sales Charges.”

**	This sales charge applies only to Class C Shares redeemed within one year of purchase.

TransparentValue Trust| Prospectus| January [    ], 2011

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses*
Shareholder Service Fees	0.15%	None	None	None
Total Annual Fund Operating Expenses
Less Expense Reimbursements**
Net Annual Fund Operating Expenses	1.50%	2.10%	1.35%	1.10%

*	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2013. This Agreement may be terminated by the Board, for any reason at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

TransparentValue Trust| Prospectus| January [    ], 2011

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

[1]	For periods after January 31, 2013, figures are based on the Fund’s Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Core Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. The Core Index consists of common stock of companies in the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM and the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below), as further described in the “Index Construction” section on page [        ] of this prospectus. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones (“Dow Jones Indexes”). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Core Index focuses on companies in the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM and the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM with the highest fundamental growth and value scores and that are believed to have the highest RBP® probabilities. For more information on the Core Index and the RBP® methodology, please see “Additional Index Information” later in this prospectus. As of December 31, 2010, the Core Index was composed of [        ] securities.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Weightings in the Index are discussed below in the “Index Construction” section on page [        ] of this prospectus. Under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index,

TransparentValue Trust| Prospectus| January [    ], 2011

in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-cap companies that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund considers large-cap companies to be those with market capitalizations which, at the time of initial purchase, fall within the range of companies in the Core Index. As of December 31, 2010, market capitalizations of companies included in the Core Index ranged from $[        ] billion to $[        ] billion. The Index is rebalanced quarterly on the first business day of March, June, September and December. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Fund also may invest up to 20% of its net assets in securities not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Such investments are intended to enhance liquidity, reduce transaction costs and help the Fund stay fully invested. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund will only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in

TransparentValue Trust| Prospectus| January [    ], 2011

cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets generally will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in stock and stock index futures contracts and other derivatives. Compared to conventional securities,

TransparentValue Trust| Prospectus| January [    ], 2011

derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Performance Information

The Fund is new and, therefore, does not have performance history for a full calendar year. After the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its Index.

Fund Management

Guggenheim serves as the investment adviser to the Fund and Transparent Value serves as the investment sub-adviser to the Fund. Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page [    ] of this prospectus.

TransparentValue Trust| Prospectus| January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-

CAP DEFENSIVE INDEX FUND

Fund Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”). The Fund may change its investment objective without shareholder notice or approval.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page [    ] of this prospectus and in “Purchasing and Redeeming Shares” on page [    ] of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%*	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%**	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

*

This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See “Sales Charges.”

**	This sales charge applies only to Class C Shares redeemed within one year of purchase.

TransparentValue Trust| Prospectus| January [    ], 2011

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses*
Shareholder Service Fees	0.15%	None	None	None
Total Annual Fund Operating Expenses
Less Expense Reimbursements**
Net Annual Fund Operating Expenses	1.50%	2.10%	1.35%	1.10%

*	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2013. This Agreement may be terminated by the Board, for any reason at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

TransparentValue Trust| Prospectus| January [    ], 2011

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

[1]	For periods after January 31, 2013, figures are based on the Fund’s Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on April 27, 2010 through September 30, 2010, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Defensive Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. The Defensive Index consists of common stock of companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below), as further described in the “Index Construction” section on page [    ] of this prospectus. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones (“Dow Jones Indexes”). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Defensive Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have below average economic and market sensitivity, below average exposure to market volatility and that are believed to have a high RBP® probability. For more information on the Defensive Index and the RBP® methodology, please see “Additional Index Information” later in this prospectus. As of December 31, 2010, the Defensive Index was composed of [    ] securities.

TransparentValue Trust| Prospectus| January [    ], 2011

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Weightings in the Index are discussed below in the “Index Construction” section on page [      ] of this prospectus. Under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-cap companies that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund considers large-cap companies to be those with market capitalizations which, at the time of initial purchase, fall within the range of companies in the Defensive Index. As of December 31, 2010, market capitalizations of companies included in the Defensive Index ranged from $[    ] billion to $[    ] billion. The Index is rebalanced quarterly on the first business day of March, June, September and December. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Fund also may invest up to 20% of its net assets in securities not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Such investments are intended to enhance liquidity, reduce transaction costs and help the Fund stay fully invested. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund will only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

TransparentValue Trust| Prospectus| January [    ], 2011

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets generally will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

TransparentValue Trust| Prospectus| January [    ], 2011

[Health Care Sector Risk] – As of December 31, 2010, the Index was concentrated in the health care sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an increased emphasis on outpatient services. Companies in the health care sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly. The expiration of patents may adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the profitability of some health care companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in stock and stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Performance Information

The Fund commenced operations on April 27, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Fund Management

Guggenheim serves as the investment adviser to the Fund and Transparent Value serves as the investment sub-adviser to the Fund. Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page [      ] of this prospectus.

TransparentValue Trust| Prospectus| January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-

CAP EQUITY INCOME INDEX FUND

Fund Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM (the “Equity Income Index” or “Index”). The Fund may change its investment objective without shareholder notice or approval.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page [    ] of this prospectus and in “Purchasing and Redeeming Shares” on page [    ] of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%*	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%**	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

*

This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See “Sales Charges.”

**	This sales charge applies only to Class C Shares redeemed within one year of purchase.

TransparentValue Trust| Prospectus| January [    ], 2011

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses*
Shareholder Service Fees	0.15%	None	None	None
Total Annual Fund Operating Expenses
Less Expense Reimbursements**
Net Annual Fund Operating Expenses	1.50%	2.10%	1.35%	1.10%

*	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2013. This Agreement may be terminated by the Board, for any reason at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

TransparentValue Trust| Prospectus| January [    ], 2011

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

[1]	For periods after January 31, 2013, figures are based on the Fund’s Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Equity Income Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. The Equity Income Index consists of common stock of companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below), as further described in the “Index Construction” section on page [    ] of this prospectus. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones (“Dow Jones Indexes”). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Equity Income Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM with the highest indicated dividend yield and the highest RBP® probabilities. For more information on the Equity Income Index and the RBP® methodology, please see “Additional Index Information” later in this prospectus. As of December 31, 2010, the Equity Income Index was composed of [     ] securities.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Weightings in the Index are discussed below in the “Index Construction” section on page [      ] of this prospectus. Under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index,

TransparentValue Trust| Prospectus| January [    ], 2011

in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of large-cap companies that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund considers large-cap companies to be those with market capitalizations which, at the time of initial purchase, fall within the range of companies in the Equity Income Index. As of December 31, 2010, market capitalizations of companies included in the Equity Income Index ranged from $[    ] billion to $[    ] billion. The Index is rebalanced quarterly on the first business day of March, June, September and December. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Fund also may invest up to 20% of its net assets in securities not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Such investments are intended to enhance liquidity, reduce transaction costs and help the Fund stay fully invested. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund will only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in

TransparentValue Trust| Prospectus| January [    ], 2011

cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets generally will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in stock and stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

TransparentValue Trust| Prospectus| January [    ], 2011

Performance Information

The Fund is new and, therefore, does not have performance history for a full calendar year. After the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its Index.

Fund Management

Guggenheim serves as the investment adviser to the Fund and Transparent Value serves as the investment sub-adviser to the Fund. Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page [        ] of this prospectus.

TransparentValue Trust| Prospectus| January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-

CAP GROWTH INDEX FUND

Fund Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Growth IndexSM (the “Growth Index” or “Index”). The Fund may change its investment objective without shareholder notice or approval.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page [    ] of this prospectus and in “Purchasing and Redeeming Shares” on page [    ] of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%*	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%**	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

*

This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See “Sales Charges.”

**	This sales charge applies only to Class C Shares redeemed within one year of purchase.

TransparentValue Trust| Prospectus| January [    ], 2011

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses*
Shareholder Service Fees	0.15%	None	None	None
Total Annual Fund Operating Expenses
Less Expense Reimbursements**
Net Annual Fund Operating Expenses	1.50%	2.10%	1.35%	1.10%

*	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2013. This Agreement may be terminated by the Board, for any reason at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

TransparentValue Trust| Prospectus| January [    ], 2011

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

[1]	For periods after January 31, 2013, figures are based on the Fund’s Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Growth Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. The Growth Index consists of common stock of companies in the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below), as further described in the “Index Construction” section on page [      ] of this prospectus. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones (“Dow Jones Indexes”). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Growth Index focuses on companies in the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM that have the highest fundamental growth scores and that are believed to have the highest RBP® probabilities. For more information on the Growth Index and the RBP® methodology, please see “Additional Index Information” later in this prospectus. As of December 31, 2010, the Growth Index was composed of [    ] securities.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Weightings in the Index are discussed below in the “Index Construction” section on page [    ] of this prospectus. Under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid,

TransparentValue Trust| Prospectus| January [    ], 2011

or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-cap companies that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund considers large-cap companies to be those with market capitalizations which, at the time of initial purchase, fall within the range of companies in the Aggressive Index. As of December 31, 2010, market capitalizations of companies included in the Growth Index ranged from $[    ] billion to $[    ] billion. The Index is rebalanced quarterly on the first business day of March, June, September and December. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Fund also may invest up to 20% of its net assets in securities not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Such investments are intended to enhance liquidity, reduce transaction costs and help the Fund stay fully invested. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund will only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day.

TransparentValue Trust| Prospectus| January [    ], 2011

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets generally will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in stock and stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

TransparentValue Trust| Prospectus| January [    ], 2011

Performance Information

The Fund is new and, therefore, does not have performance history for a full calendar year. After the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its Index.

Fund Management

Guggenheim serves as the investment adviser to the Fund and Transparent Value serves as the investment sub-adviser to the Fund. Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page [        ] of this prospectus.

TransparentValue Trust| Prospectus| January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-

CAP MARKET INDEX FUND

Fund Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”). The Fund may change its investment objective without shareholder notice or approval.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page [    ] of this prospectus and in “Purchasing and Redeeming Shares” on page [    ] of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%*	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%**	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

*

This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See “Sales Charges.”

**	This sales charge applies only to Class C Shares redeemed within one year of purchase.

TransparentValue Trust| Prospectus| January [    ], 2011

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses*
Shareholder Service Fees	0.15%	None	None	None
Total Annual Fund Operating Expenses
Less Expense Reimbursements**
Net Annual Fund Operating Expenses	1.50%	2.10%	1.35%	1.10%

*	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2013. This Agreement may be terminated by the Board, for any reason at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

TransparentValue Trust| Prospectus| January [    ], 2011

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

[1]	For periods after January 31, 2013, figures are based on the Fund’s Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s inception on April 27, 2010 through September 30, 2010, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Market Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. The Market Index consists of common stock of companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below), as further described in the “Index Construction” section on page [     ] of this prospectus. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones (“Dow Jones Indexes”). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Market Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have average economic and market sensitivity, average exposure to market volatility and that are believed to have a high RBP® probability. For more information on the Market Index and the RBP® methodology, please see “Additional Index Information” later in this prospectus. As of December 31, 2010, the Market Index was composed of [     ] securities.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Weightings in the Index are discussed below in the “Index Construction” section on page [     ] of this prospectus. Under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid,

TransparentValue Trust| Prospectus| January [    ], 2011

or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-cap companies that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund considers large-cap companies to be those with market capitalizations which, at the time of initial purchase, fall within the range of companies in the Market Index. As of December 31, 2010, market capitalizations of companies included in the Market Index ranged from $[    ] billion to $[    ] billion. The Index is rebalanced quarterly on the first business day of March, June, September and December. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Fund also may invest up to 20% of its net assets in securities not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Such investments are intended to enhance liquidity, reduce transaction costs and help the Fund stay fully invested. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund will only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day.

TransparentValue Trust| Prospectus| January [    ], 2011

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986 in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets generally will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in stock and stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

TransparentValue Trust| Prospectus| January [    ], 2011

Performance Information

The Fund commenced operations on April 27, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Fund Management

Guggenheim serves as the investment adviser to the Fund and Transparent Value serves as the investment sub-adviser to the Fund. Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page [      ] of this prospectus.

TransparentValue Trust| Prospectus| January [    ], 2011

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-

CAP VALUE INDEX FUND

Fund Investment Objective

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Value IndexSM (the “Value Index” or “Index”). The Fund may change its investment objective without shareholder notice or approval.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds described in this prospectus. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page [    ] of this prospectus and in “Purchasing and Redeeming Shares” on page [    ] of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%*	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%**	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

*

This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See “Sales Charges.”

**	This sales charge applies only to Class C Shares redeemed within one year of purchase.

TransparentValue Trust| Prospectus| January [    ], 2011

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses*
Shareholder Service Fees	0.15%	None	None	None
Total Annual Fund Operating Expenses
Less Expense Reimbursements**
Net Annual Fund Operating Expenses	1.50%	2.10%	1.35%	1.10%

*	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund’s average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2013. This Agreement may be terminated by the Board, for any reason at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

TransparentValue Trust| Prospectus| January [    ], 2011

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years[1]
Class A Shares	$	$
Class C Shares	$	$
Class F-1 Shares	$	$
Class I Shares	$	$

[1]	For periods after January 31, 2013, figures are based on the Fund’s Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Value Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. The Value Index consists of common stock of companies in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below), as further described in the “Index Construction” section on page [    ] of this prospectus. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones (“Dow Jones Indexes”). The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Value Index focuses on companies in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that have the highest fundamental value scores and that are believed to have the highest RBP® probabilities. For more information on the Value Index and the RBP® methodology, please see “Additional Index Information” later in this prospectus. As of December 31, 2010, the Value Index was composed of [    ] securities.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Weightings in the Index are discussed below in the “Index Construction” section on page [    ] of this prospectus. Under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid,

TransparentValue Trust| Prospectus| January [    ], 2011

or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-cap companies that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund considers large-cap companies to be those with market capitalizations which, at the time of initial purchase, fall within the range of companies in the Value Index. As of December 31, 2010, market capitalizations of companies included in the Value Index ranged from $[      ] billion to $[      ] billion. The Index is rebalanced quarterly on the first business day of March, June, September and December. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Fund also may invest up to 20% of its net assets in securities not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Such investments are intended to enhance liquidity, reduce transaction costs and help the Fund stay fully invested. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund will only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day.

TransparentValue Trust| Prospectus| January [    ], 2011

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Quantitative Investment Strategy Risk – The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk – The Fund’s assets generally will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in stock and stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

TransparentValue Trust| Prospectus| January [    ], 2011

Performance Information

The Fund is new and, therefore, does not have performance history for a full calendar year. After the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its Index.

Fund Management

Guggenheim serves as the investment adviser to the Fund and Transparent Value serves as the investment sub-adviser to the Fund. Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as the portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page [      ] of this prospectus.

TransparentValue Trust| Prospectus| January [    ], 2011

Summary Information about Purchasing and Selling Shares, Taxes and

Financial Intermediary Compensation

Purchasing and Selling Shares

To purchase Class A Shares, Class C Shares or Class F-1 Shares of a Fund for the first time, including an initial purchase through an individual retirement account (“IRA”), you must invest at least $5,000. Subsequent investments must be made in amounts of at least $100. Each Fund may accept initial or subsequent investments of smaller amounts in Class A Shares, Class C Shares or Class F-1 Shares in its sole discretion.

The minimum initial investment for Class I Shares of a Fund is $2 million. The minimum amount for subsequent investments in Class I Shares is $100,000. Each Fund may also accept initial investments in Class I Shares of smaller amounts in its sole discretion. Please see “Minimum Purchases” on page [      ] of this Prospectus for more details on the circumstances in which the minimum investment requirement in Class I Shares may be waived.

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account.

Tax Information

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

TransparentValue Trust| Prospectus| January [    ], 2011

Additional Index Information

Index Provider Information

Dow Jones Indexes (www.djindexes.com) is a leading full-service index provider that develops, maintains and licenses indexes for use as benchmarks and as the basis of investment products. Best-known for the Dow Jones Industrial Average, Dow Jones Indexes offers more than 130,000 equity indexes as well as fixed-income and alternative indexes, including measures of hedge funds, commodities and real estate. Dow Jones indexes are maintained according to clear, unbiased and systematic methodologies that are fully integrated within index families. Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones.

Index Description

The Dow Jones RBP® U.S. Large-Cap Market IndexSM, Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM, Dow Jones RBP® U.S. Large-Cap Defensive IndexSM, Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM, Dow Jones RBP® U.S. Large-Cap Growth IndexSM, Dow Jones RBP® U.S. Large-Cap Core IndexSM and Dow Jones RBP® U.S. Large-Cap Value IndexSM are part of the Dow Jones RBP® Index SeriesSM – a family of quantitative strategy indexes offered by Dow Jones Indexes using rules-based analytics supplied by Transparent Value, LLC®. The Sub-Adviser has entered into a limited exclusive arrangement with Dow Jones Indexes to use the Dow Jones RBP® IndexesSM as the benchmarks for indexed mutual funds and pays a licensing fee to Dow Jones Indexes for such use. The Adviser and Sub-Adviser are affiliates of Transparent Value but do not have access to other non-public Index information used by Dow Jones Indexes.

Dow Jones RBP® IndexesSM measure the likelihood that a company can deliver the business performance needed to support its current share price. The methodology of the indexes employs a robust, quantitative approach to measuring whether a company’s stock is priced appropriately by addressing two fundamental questions:

1.	What is the RBP® needed to support the price of the stock?

2.	What is the probability that the company’s management can deliver this business performance?

Dow Jones Indexes publishes certain information about the Dow Jones RBP® Indexes via its web site at www.djindexes.com. This information includes a description of methodologies for these indexes, hypothetical performance data, index ticker symbols, and fact sheets, among other information.

The Sub-Adviser, located at 135 East 57th Street, 15th Floor New York, NY 10022, is a wholly owned subsidiary of Transparent Value, LLC®, which, in turn, is a wholly owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. Guggenheim Partners, LLC is an indirect parent company of the Adviser.

TransparentValue Trust| Prospectus| January [    ], 2011

The RBP® Methodology

The Sub-Adviser believes that many stock analysts and investment managers employ subjective valuation techniques and that the informational value of such analysis, when used as the basis for investment management programs, varies widely. For example, investment managers have often used analytical valuation techniques designed to determine the underlying value of a stock in light of certain assumptions. Typically, these assumptions are defined with respect to basic business activities of a company (e.g., the creation of new product lines, increases in sales, the addition of new stores or the issuance of more insurance policies). These assumptions in turn lead to further assumptions about the company’s future revenues, which in the context of such valuation techniques then indicate a value for the company and a price per share of stock.

By contrast, the valuation techniques characterizing the RBP® methodology calculate the business performance that a company must achieve in order to support its then-current stock price based on information disclosed in the company’s publicly available financial reports. This metric is called the Required Business Performance® or RBP®1, and it is derived from a reverse discounted cash-flow analytic model using reported financial information. Then, based on growth and revenues during the prior three years, the RBP® methodology computes a probability (expressed as a percentage) that a company can achieve its then-current Required Business Performance. This metric is called the RBP® Probability score.

The Sub-Adviser believes that the RBP® Probability score is relevant for determining a company’s intrinsic value. The Sub-Adviser also believes that, as a general matter, pricing inefficiencies occur when a company’s actual revenues and growth deviate significantly from the required revenues and growth as implied by the current market price of a company’s stock. The RBP® methodology is designed to identify instances of such inefficiencies and to quantify related pricing discrepancies.

Over specified time periods, RBP® Probability scores may indicate the likelihood that a company can achieve its Required Business Performance. The Sub-Adviser believes that the RBP® methodology provides a disciplined, rules-based program which reduces the subjectivity and variability characterizing many, more traditional valuation techniques. There is no assurance the RBP® methodology will successfully identify companies that will achieve their RBP® or outperform the performance of other indices.

Index Construction for the TV US LgCap Aggressive Fund, TV US LgCap Defensive Fund and TV US LgCap Market Fund

The universe of constituent securities from which the relevant Indexes are constructed is the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which itself comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM.

Dow Jones Indexes selects stocks for the Dow Jones RBP® Indexes by applying methodologies determined by Dow Jones Indexes in conjunction with Transparent Value, among other considerations. During the constituent selection process, Dow Jones Indexes also takes into account “beta” and “momentum” factors with the aim of isolating systemic risks and behavioral volatility. Beta is a measure of a given stock’s volatility in relation to the volatility of a specific market. A stock that is more volatile than the market over time has a beta above 1.0. If a stock is less volatile than the market over time, the stock’s beta is less than 1.0. High-beta stocks tend to be riskier in terms of volatility but also tend to provide the potential for higher returns, whereas

[1]	“Required Business Performance” and “RBP” are trademarks of Transparent Value, LLC.

TransparentValue Trust| Prospectus| January [    ], 2011

low-beta stocks pose less risk (again, in terms of volatility) but also have greater potential for lower returns. Momentum is the measure of the change in a stock price over a specified period of time. The momentum investor believes that large increases in the price of a security will generally be followed by additional gains and vice versa with respect to stocks showing large decreases in market prices. As a result, including momentum- and beta-related factors in the structural design of the Dow Jones RBP® Indexes, Dow Jones Indexes believes that these indexes portray a more informative picture of certain market dynamics than would be possible absent an appreciation of these factors. More specifically, the Indexes are constructed using the following methodology:

1.

Beta is calculated for each stock in the index universe, using daily returns for the past 90 days. Stocks with a beta greater than 1.0 are assigned to the “high beta” category while stocks with a beta less than 1.0 are assigned to the “low beta” category. In addition, the 400 securities with betas closest to 1.0 are assigned to the “beta” category.

2.

Momentum is defined for each stock in the index universe as its total return for the last six months. Within the “high beta” category, the 200 stocks with the highest momentum are assigned to the “high momentum” category and are eligible for the Aggressive Index. Within the “low beta” category, the 200 stocks with the highest momentum are assigned to the “high momentum” category and are eligible for the Defensive Index. Within the “beta” category, the 200 stocks with the highest momentum are assigned to the “high momentum” category and are eligible for the Market Index.

3.

RBP® Probability scores are then calculated for each stock in the index universe according to the RBP® methodology. Based on these RBP® Probability scores, the stocks in each respective high momentum category are divided evenly into two categories: “high RBP®” and “low RBP®”. The high RBP® stocks in each respective high momentum category are selected for the corresponding Index. The components of each Index are weighted based on their RBP® Probability scores.

Index Construction for the TV US LgCap Core Fund, TV US LgCap Equity Income Fund, TV US LgCap Growth Fund and TV US LgCap Value Fund

Dow Jones Indexes selects stocks for the Dow Jones RBP® Indexes by applying methodologies determined by Dow Jones Indexes in conjunction with Transparent Value, among other considerations.

To be included in the Dow Jones RBP U.S. Large-Cap Growth Index, Dow Jones RBP U.S. Large-Cap Value Index, Dow Jones RBP U.S. Large-Cap Core Index or Dow Jones RBP U.S. Large-Cap Equity Income Index, potential index constituents must first meet the following liquidity screens:

1.	Free float must be greater than 50%.

2.	Stock price must be greater than or equal to $3.

3.	Six month average daily trading volume (ADV) must be greater than or equal to 100,000 shares.

A constituent will fail the liquidity screens if the float factor is less than 50% or if it violates the price or ADV criterion for two consecutive quarters.

TransparentValue Trust| Prospectus| January [    ], 2011

Transparent Value Dow Jones RBP U.S. Large-Cap Growth Fund

The universe of constituent securities from which the Dow Jones RBP U.S. Large-Cap Growth Index is constructed is the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM, which is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones RBP U.S. Large-Cap Growth Index is constructed using the following methodology:

1.

Each constituent of the Dow Jones U.S. Total Stock Market Index is assigned a “Z-Score” for its: (i) return on equity (“ROE”) (4 quarter net income / market cap) and (ii) earnings per share growth (“EPS”) (latest quarter diluted EPS versus the same quarter of the previous year diluted EPS). The Z-Scores measure how far a constituent’s ROE or EPS is above or below the average ROE or EPS for the other Index constituents. Z-Scores above and below 2/-2 are normalized to 2/-2.

2.	The Z-Scores for return on equity and earnings per share growth are then summed and divided by 2 to give the average Z-Score, also called the “fundamental growth score.”

3.	Companies with the top 50% average fundamental growth scores are selected for possible inclusion in the Dow Jones RBP U.S. Large-Cap Growth Index.

4.

RBP® Probability scores are then calculated for each potential stock according to the RBP® methodology. From those, the top 100 companies by RBP scores are selected and weighted by RBP score to create the Dow Jones RBP U.S. Large-Cap Growth Index.

To limit unnecessary turnover, a 10-stock buffer is used. Stocks which are included in the Index prior to an Index rebalancing date, and that on the rebalancing date continue to be eligible for inclusion, will remain in the Index provided they rank in the top 110 stocks by RBP scores. Stocks ranked above 110 will be replaced by the highest-ranking stocks which qualify for Index inclusion but are not currently included, until the Index has 100 members.

Transparent Value Dow Jones RBP U.S. Large-Cap Value Fund

The universe of constituent securities from which the Dow Jones RBP U.S. Large-Cap Value Index is constructed is the Dow Jones U.S. Large-Cap Value Total Stock Market Index SM, which is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones RBP U.S. Large-Cap Value Index is constructed using the following methodology:

1.

Each constituent of the Dow Jones U.S. Total Stock Market Index is assigned a “Z-Score” for its:(i) book value/market cap and (ii) free cash flow yield (4 quarter free cash flow / market cap). Z-Scores above and below 2/-2 are normalized to 2/-2. The Z-Scores measure how a constituent’s book value/market cap or free cash flow yield is above or below the average book value/market cap or free cash flow yield for the other Index constituents

TransparentValue Trust| Prospectus| January [    ], 2011

2.	The Z-Scores for book value/market value and free cash flow yield are then summed and divided by 2 to give the average Z-Score, also called the “fundamental value score.”

3.	Companies with the top 75% average fundamental value scores are selected for possible inclusion in the Dow Jones RBP U.S. Large-Cap Value Index.

4.

RBP® Probability scores are then calculated for each potential stock according to the RBP® methodology. From those, the top 100 companies by RBP scores are selected and weighted by RBP score to create the Dow Jones RBP U.S. Large-Cap Value Index.

To limit unnecessary turnover, a 10-stock buffer is used. Stocks which are included in the Index prior to an Index rebalancing date, and that on the rebalancing date continue to be eligible for inclusion, will remain in the Index provided they rank in the top 110 stocks by RBP scores. Stocks ranked above 110 will be replaced by the highest-ranking stocks which qualify for Index inclusion but are not currently included, until the Index has 100 members.

Transparent Value Dow Jones RBP U.S. Large-Cap Core Fund

The universe of constituent securities from which the Dow Jones RBP U.S. Large-Cap Core Index is constructed is the Dow Jones RBP® U.S. Large-Cap Growth Index and the Dow Jones RBP® U.S. Large-Cap Value Index described above. The Dow Jones RBP U.S. Large-Cap Core Index is constructed using the following methodology:

1.	From the Dow Jones RBP U.S. Large-Cap Value Index, companies with the top 50 RBP scores are selected and weighted by RBP score to create the Dow Jones RBP U.S. Large-Cap Value 50 Index.

2.	From the Dow Jones RBP U.S. Large-Cap Growth Index, companies with the top 50 RBP scores are selected and weighted by RBP score to create the Dow Jones RBP U.S. Large-Cap Growth 50 Index.

3.

The Dow Jones RBP U.S. Large-Cap Core Index is calculated as an index of indexes that is composed of 50% Dow Jones RBP U.S. Large-Cap Growth 50 Index and 50% Dow Jones RBP U.S. Large-Cap Value 50 Index.

4.	The Dow Jones RBP U.S. Large-Cap Core Index is an equal weighted index of indexes.

To limit unnecessary turnover for the 50 stock indexes, stocks which are included in a 50 stock index prior to an index rebalancing date will remain in the index following an index rebalancing provided they are included in the respective 100 stock index following the rebalancing of that index. Stocks which are no longer included in the respective 100 stock index will be replaced in the 50 stock index by the highest-ranking stocks which are eligible for inclusion but are not currently included.

Transparent Value Dow Jones RBP U.S. Large-Cap Equity Income Index Fund

The universe of constituent securities from which the Dow Jones RBP U.S. Large-Cap Equity Income Index is constructed is the Dow Jones U.S. Large-Cap Total Stock Market Index, which itself comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, and the Dow Jones U.S. Mid-Cap Total Stock Market Index, which itself comprises 500

TransparentValue Trust| Prospectus| January [    ], 2011

companies ranked from 501 to 1000 by market capitalization of the Dow Jones U.S. Total Stock Market Index. The Dow Jones RBP U.S. Large-Cap Equity Income Index is constructed using the following methodology:

1.

The Dow Jones U.S. Large-Cap Total Stock Market Index and the Dow Jones U.S. Mid-Cap Total Stock Market Index are first screened for companies that have paid a dividend in each of the prior three quarters.

2.

Companies with the top 90% highest indicated yield (prior dividend per share multiplied by annual number of dividends divided by share price) are selected for possible inclusion in the Dow Jones RBP U.S. Large-Cap Value Index.

3.

RBP® Probability scores are then calculated for each potential stock according to the RBP® methodology. From those, the top 100 companies by RBP scores are selected and weighted by indicated yield (weights will be capped at 3%) to create the Dow Jones RBP U.S. Large-Cap Equity Income Index.

To limit unnecessary turnover, a 10-stock buffer is used. Stocks which are included in the Index prior to an Index rebalancing date, and that on the rebalancing date continue to be eligible for inclusion, will remain in the Index provided they rank in the top 110 stocks by RBP scores. Stocks ranked above 110 will be replaced by the highest-ranking tocks which qualify for Index inclusion but are not currently included, until the Index has 100 members.

Risk of Index Data Disruption

The calculation or rebalancing of an Index may not be possible or feasible under certain circumstances, including, without limitation, a systems failure, natural or man-made disaster, act of God, act of terrorism, labor disruption or any similar intervening circumstance, that is beyond the reasonable control of the Index provider and that the Index provider determines affects an Index or any Index component. Upon the occurrence of such events, the Index provider may, in its discretion, elect to determine the appropriate composition of an Index based on alternative calculation or rebalancing methodologies, which may or may not accurately reflect changes in the market value of the Index components. Because of the Funds’ passive management strategies, each Fund will seek to provide investment results that correspond to the performance of its respective Index, regardless of whether it is accurately calculated or rebalanced.

More Information about Risk

The Funds are mutual funds. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. As with all investments, there are certain risks of investing in the Funds, and you could lose money on an investment in a Fund.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

TransparentValue Trust| Prospectus| January [    ], 2011

More Information about Fund Investments

This prospectus describes the Funds’ principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. For example, a Fund may invest beyond the normal limits in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.

Information about Portfolio Holdings

A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI. Within 60 days of the end of each fiscal quarter, each Fund will post its complete portfolio holdings on the Internet at www.transparentvalue.com.

Investment Adviser

Guggenheim Investment Management, LLC, a Delaware corporation, serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, which was formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is a subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. As of December 31, 2010, the Adviser had approximately $[            ] in assets under management. The Trust’s Board of Trustees (the “Board”) supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund’s net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets for Class A Shares, Class C Shares, Class F-1 Shares, and Class I Shares, respectively, until January 31, 2013. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund’s total annual Fund operating expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and 1.10% of Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board.

TransparentValue Trust| Prospectus| January [    ], 2011

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser is available in the Funds’ September  30, 2010 Annual Report to Shareholders.

Investment Sub-Adviser

Transparent Value Advisors, LLC, a Delaware limited liability company formed in 2006, serves as the investment Sub-Adviser to the Funds. The Sub-Adviser selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser’s principal place of business is located at 135 East 57th Street, 15th Floor New York, NY 10022. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. For its services, the Sub-Adviser is paid a fee by the Adviser from the advisory fee the Adviser receives from the Funds.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement between the Sub-Adviser and the Adviser is available in the Funds’ September 30, 2010 Annual Report to Shareholders.

Portfolio Manager

Scott Hammond is primarily responsible for the day-to-day management of the Funds. He has served as the Portfolio Manager of the Funds since each Fund’s inception. The Funds’ SAI provides additional information about Mr. Hammond’s compensation, other accounts managed, and ownership of Fund shares. Mr. Hammond is a Senior Portfolio Manager of the Sub-Adviser and a Director of the Adviser. Prior to joining the Adviser and Sub-Adviser in July 2009, Mr. Hammond was Head of ETF Portfolio Management at Northern Trust, where he oversaw the portfolio management of NETS, Northern Trust’s family of ETFs. Mr. Hammond was also Portfolio Manager at Barclays Global Investors with responsibilities for the management of $90 billion in institutional assets, as well as proprietary and client-driven research. He holds a Master of Business Administration from Purdue University’s Krannert Graduate School of Management and a Bachelor of Arts in Economics from the University of New Hampshire.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Funds.

How to Purchase Fund Shares

Class A Shares and Class C Shares are offered primarily through authorized securities brokers and other financial intermediaries. Class I Shares are offered primarily for direct investment by pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high-net worth individuals. Class I Shares may also be offered through certain financial intermediaries. Class F-1 Shares may be purchased by institutional investors such as corporations, employer-sponsored retirement plans, endowments, foundations, insurance products, bank/trust products, and broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts. In addition, retail investors may purchase Class F-1 Shares directly from the Funds, at the Funds’ discretion.

TransparentValue Trust| Prospectus| January [    ], 2011

To purchase Class F-1 Shares directly from the Funds, complete and send in the appropriate account application and initial investment, payable to Transparent Value Funds, to: Transparent Value Funds, P.O. Box 46103, Denver, CO 80201. If you need an application or have questions, please call 1-888-727-6885 or visit the Funds’ web site at www.transparentvalue.com.

You may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. These institutions are responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds’ transfer agent in accordance with the Funds’ procedures and applicable law. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an institution, you will have to follow their procedures for transacting with a Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and institutions.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please consult your financial intermediary or contact the Funds for more information.

General Information

You may purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value per share (“NAV”) next determined after a Fund receives your purchase order in proper form, plus any applicable front-end sales charge. “Proper form” means that a Fund was provided with a complete and signed account application, including the investor’s social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early – such as on days in advance of certain holidays – the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

TransparentValue Trust| Prospectus| January [    ], 2011

How the Funds Calculate NAV

The NAV for one Fund share is the value of that share’s portion of the net assets of a Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds’ Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Funds’ Board, these methods are implemented through the Funds’ Fair Value Committee, members of which are appointed by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Funds would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

Minimum Purchases

To purchase Class A Shares, Class C Shares or Class F-1 Shares of a Fund for the first time, including an initial purchase through an individual retirement account (“IRA”), you must invest at least $5,000. Subsequent investments must be made in amounts of at least $100. Each Fund may accept initial and subsequent investments of smaller amounts in its sole discretion. The IRA and Coverdell Education Savings Account (“ESA”) custodian charges an annual maintenance fee (currently $15) per IRA or ESA holder.

The minimum initial investment for Class I Shares of a Fund is $2 million. The minimum amount for subsequent investments in Class I Shares is $100,000. Each Fund may also accept initial investments in Class I Shares of smaller amounts in its sole discretion. The minimum initial investment is waived for Trustees of the Trust, and for persons affiliated with the Adviser, its affiliates and certain Fund service providers. The initial minimum investment for Class I Shares also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I Shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I Shares is at least $250,000 (or is anticipated by the distributor to reach $250,000), and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Minimum investment requirements do not apply to purchases by employees of the Adviser, Sub-Adviser or their affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply.

Ticker Symbols and CUSIP Numbers

The reference information listed below will be helpful to you when you purchase shares of a Fund, check daily NAV or obtain additional information.

TransparentValue Trust| Prospectus| January [    ], 2011

Fund Name	Ticker Symbol	CUSIP
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund – Class A Shares	TVAAX	89386C100
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund – Class C Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund – Class F-1 Shares	TVFAX	89386C209
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund – Class I Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund – Class A Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund – Class C Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund – Class F-1 Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund – Class I Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund – Class A Shares	TVDAX	89386C308
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund – Class C Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund – Class F-1 Shares	TVFDX	89386C407
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund – Class I Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund – Class A Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund – Class C Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund – Class F-1 Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund – Class I Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund – Class A Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund – Class C Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund – Class F-1 Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund – Class I Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund – Class A Shares	TVMAX	89386C506
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund – Class C Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund – Class F-1 Shares	TVFMX	89386C605
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund – Class I Shares	[ ]	[ ]

TransparentValue Trust| Prospectus| January [    ], 2011

Fund Name	Ticker Symbol	CUSIP
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund – Class A Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund – Class C Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund – Class F-1 Shares	[ ]	[ ]
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund – Class I Shares	[ ]	[ ]

How to Sell Your Fund Shares

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds. If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-727-6885. IRA redemption instructions must be provided in writing. Unless contrary instructions are provided with the redemption order, the Funds will withhold 10% of the proceeds for the Internal Revenue Service.

The sale price will be the NAV next determined after the Funds receive your request in proper form, minus any applicable Contingent Deferred Sales Charges (“CDSC”) and/or redemption fee.

By Systematic Withdrawal Plan (Via ACH)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service or to cancel or change a plan, contact your financial intermediary or write to the Funds at: Transparent Value Funds, P.O. Box 46103, Denver, CO 80201 (Express Mail Address: Transparent Value Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203).

Receiving Your Money

Normally, a Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (will be subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with a Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

TransparentValue Trust| Prospectus| January [    ], 2011

Involuntary Redemptions of Your Shares

If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days’ written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares. If your shares are redeemed involuntarily, the redemption fee will not apply.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the “SEC”). More information about this is in the SAI.

How to Exchange Fund Shares

You may exchange shares of any one Class of a Fund for the same Class of any other Fund. You will ordinarily submit your exchange transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you own your shares directly, you may exchange your shares by contacting the Funds directly by mail or telephone at 1-888-727-6885.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Sales Charges

Front-End Sales Charges – Class A Shares

The offering price of Class A Shares is the NAV next calculated after the Funds receive your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies depending on the amount of your investment.

TransparentValue Trust| Prospectus| January [    ], 2011

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment
Less than $25,000	5.75%	6.10%
$25,000 but less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and over*	None	None

*

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.25% deferred sales charge if you redeem your shares within 18 months of purchase.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A Shares, you purchase fewer shares than you would with the same investment in Class C Shares. Nevertheless, you are usually better off purchasing Class A Shares, rather than Class C Shares, and paying the front-end sales charge if you:

•	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C Shares may eventually exceed the cost of the front-end sales charge; and
•	qualify for a reduced or waived sales charge.

If you invest $1 million or more (and are not eligible for [Class F-1] or Class I Shares), Class A Shares will always be the most advantageous choice.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

TransparentValue Trust| Prospectus| January [    ], 2011

Waiver of Front-End Sales Charge – Class A Shares

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

—	Through reinvestment of dividends and distributions;
—	Through an account advised or sub-advised by the Adviser, the Sub-Adviser or their affiliates;
—	By persons repurchasing shares they redeemed within the last 90 days (see “Repurchase of Class A Shares”);
—	By employees, officers and directors, and members of their immediate family, of the Adviser, the Sub-Adviser, and their affiliates;
—	By persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs as long as the plan was previously invested in one or more of the Funds;
—

By investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

—	By investors who acquire Class A Shares in one Fund through the exchange of Class A Shares in another Fund (See “How to Exchange Fund Shares”);
—

Through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge;

—

Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the Adviser, the Sub-Adviser or the distributor;

—

Through broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the distributor;

—

Through certain third-party fund “supermarkets,” if available. Some fund supermarkets offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer; and

—	Certain other investors as deemed appropriate by the Adviser or Sub-Adviser.

Repurchase of Class A Shares

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

TransparentValue Trust| Prospectus| January [    ], 2011

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your purchases with the value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The value of your accumulated shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the transfer agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount as the Funds, their transfer agent and financial intermediaries may not maintain this information. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

TransparentValue Trust| Prospectus| January [    ], 2011

General Information about Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, one or more promotional incentive programs for dealers may be instituted. Under any such program, dealers may receive cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

Information regarding the Funds’ sales charges may be obtained free of charge by calling toll-free 1-888-727-6885.

Contingent Deferred Sales Charges (CDSC) – Class A Shares

You will not pay a sales charge if you purchase $1,000,000 or more of Class A Shares. The offering price of Class A Shares is calculated in the NAV. If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of 1.25% on certain purchases for either (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.

Contingent Deferred Sales Charges (CDSC) – Class C Shares

A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed, as applicable.

Since you pay no initial sales charge, an investment of less than $1 million in Class C Shares buys more shares than the same investment would in Class A Shares. However, Class C Shares are subject to an annual distribution and service (12b-1) fee of 1.00%. Over time, the distribution and service fee may cost you more than paying a front-end sales charge on Class A Shares. Class C Shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A Shares will always be a more favorable investment than Class C Shares for investments of $1 million or more, a Fund will generally not accept a purchase order for Class C Shares in the amount of $1 million or more. While the Fund will take reasonable steps to prevent investments of $1 million or more in Class C Shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I Shares

Since you pay no front-end sales charge, an investment of less than $1 million in Class I Shares buys more Shares than the same investment would in a Class that charges a front-end sales charge. There is also no CDSC imposed upon redemptions of Class I Shares, and you do not pay ongoing service or distribution fees.

TransparentValue Trust| Prospectus| January [    ], 2011

Distribution of Fund Shares

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) for Class A Shares, Class C Shares and Class F-1 Shares that allows the Funds to pay distribution and service fees for the sale and distribution of their Class A Shares, Class C Shares and Class F-1 Shares, and for services provided to shareholders. Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds will pay distribution and service fees at an annual rate not to exceed 0.25% of average daily net assets of each Fund attributable to Class A Shares and Class F-1 Shares, and at an annual rate not to exceed 1.00% of average daily net assets of each Fund attributable to Class C Shares.

Shareholder Servicing Arrangements

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of each Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Each Fund has adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services at an annual rate not to exceed 0.15% of the average daily net assets of each Fund’s Class A Shares. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders, as described in the section below.

Payments to Financial Intermediaries

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any 12b-1 fees or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table sections of this prospectus. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and are not paid by the

TransparentValue Trust| Prospectus| January [    ], 2011

Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information, please see “Payments to Financial Intermediaries” in the Funds’ SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Funds’ shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

Other Policies

Excessive Trading Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•

Each Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser/Sub-Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

•	A redemption fee of 2.00% of the value of the shares sold will be imposed on shares redeemed within 60 days of purchase (subject to certain exceptions as discussed below).

TransparentValue Trust| Prospectus| January [    ], 2011

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds’ or, in certain instances, the financial intermediary’s market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ or, in certain instances, the financial intermediary’s market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Funds each charge a 2.00% redemption fee on redemptions of Fund shares sold within 60 days of purchase. The fee is deducted from a Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares, shares purchased with reinvested dividends or distributions, or shares redeemed due to an involuntary redemption. The redemption fee is applicable to shares of a Fund purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from those of the Funds.

The redemption fee may not apply to certain categories of redemptions, such as those that a Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made because the account does not meet the applicable minimum account size or because the Funds are unable to verify the account holder’s identity within a reasonable time after the account is opened. Each Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

TransparentValue Trust| Prospectus| January [    ], 2011

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

TransparentValue Trust| Prospectus| January [    ], 2011

Dividends and Distributions

The Funds distribute their net investment income and make distributions of their net realized capital gains and dividends, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally is required to be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

More information about taxes is in the SAI.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information since inception of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

TransparentValue Trust| Prospectus| January [    ], 2011

Information for the fiscal year ended September 30, 2010, for the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund has been audited by [                        ], whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports which were filed with the SEC on [                    ], 2010. The TV US LgCap Core Fund, the TV US LgCap Equity Income Fund, the TV US LgCap Growth Fund and the TV US LgCap Value Fund are newly organized and their shares have not previously been offered and therefore, they do not have any financial history. Additional information about the investments for those Funds will be available in their annual and semi-annual reports when they are prepared.

[TO BE UPDATED]

TransparentValue Trust| Prospectus| January [    ], 2011

Index Provider Information

“Dow Jones®,” “RBP®,” “Transparent Value” and “Dow Jones RBP® Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and Transparent Value, LLC, as the case may be, and have been licensed for use for certain purposes by CME Group Index Holdings LLC (together with its subsidiaries, “CME Indexes”) and sublicensed for use for certain purposes by the Sub-Adviser. The Funds are based on the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM, Dow Jones RBP® U.S. Large-Cap Core IndexSM, Dow Jones RBP® U.S. Large-Cap Defensive IndexSM, Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM, Dow Jones RBP® U.S. Large-Cap Growth IndexSM, Dow Jones RBP® U.S. Large-Cap Market IndexSM and Dow Jones RBP® U.S. Large-Cap Value IndexSM and are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or any of their respective affiliates, and none of Dow Jones, CME Indexes nor any of their respective affiliates makes any representation regarding the advisability of trading in the Funds.

The Funds are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or any of their respective affiliates. Dow Jones and CME Indexes do not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds. CME Indexes’ only relationship to the Adviser, Sub-Adviser and the Funds, is the licensing of certain trademarks and trade names and of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM, Dow Jones RBP® U.S. Large-Cap Core IndexSM, the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM, Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM, Dow Jones RBP® U.S. Large-Cap Growth IndexSM, the Dow Jones RBP® U.S. Large-Cap Market IndexSM and the Dow Jones RBP® U.S. Large-Cap Value IndexSM, each of which is determined, composed and calculated by CME Indexes without regard to the Adviser, Sub-Adviser, or the Funds, and CME Indexes has no obligation to take the needs of the Adviser, Sub-Adviser or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM, Dow Jones RBP® U.S. Large-Cap Core IndexSM, Dow Jones RBP® U.S. Large-Cap Defensive IndexSM, Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM, Dow Jones RBP® U.S. Large-Cap Growth IndexSM, Dow Jones RBP® U.S. Large-Cap Market IndexSM and Dow Jones RBP® U.S. Large-Cap Value IndexSM. Neither Dow Jones nor CME Indexes is a registered investment adviser and neither is providing investment advice to the Adviser, Sub-Adviser, or investors in connection with the Funds. Dow Jones and CME Indexes are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be offered or in the determination or calculation of the equation by which the shares in the Funds are to be converted into cash. Dow Jones and CME Indexes have no obligation or liability in connection with the administration, marketing or trading of the Funds.

Dow Jones, CME Indexes, the Adviser and the Sub-Adviser do not guarantee the accuracy and/or the completeness of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM, Dow Jones RBP® U.S. Large-Cap Core IndexSM, Dow Jones RBP® U.S. Large-Cap Defensive IndexSM, Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM, Dow Jones RBP® U.S. Large-Cap Growth IndexSM, Dow Jones RBP® U.S. Large-Cap Market IndexSM and Dow Jones RBP® U.S. Large-Cap Value IndexSM , or any related data and Dow Jones, CME Indexes, the Adviser and the Sub-Adviser and their respective affiliates shall have no liability for any errors, omissions, or interruptions therein. Dow Jones, CME Indexes, the Adviser and the Sub-Adviser make no warranty, express or implied, as to results to be obtained by the Adviser, Sub-Adviser, owners of the Funds, or any other person or entity from the use of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM, Dow Jones RBP® U.S. Large-Cap Core IndexSM, Dow Jones RBP® U.S. Large-Cap Defensive IndexSM, Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM, Dow

TransparentValue Trust| Prospectus| January [    ], 2011

Jones RBP® U.S. Large-Cap Growth IndexSM, Dow Jones RBP® U.S. Large-Cap Market IndexSM and Dow Jones RBP® U.S. Large-Cap Value IndexSM, or any related data. Dow Jones, CME Indexes, the Adviser and the Sub-Adviser make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM, Dow Jones RBP® U.S. Large-Cap Core IndexSM, the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM, Dow Jones RBP® U.S. Large-Cap Equity Income IndexSM, Dow Jones RBP® U.S. Large-Cap Growth IndexSM, Dow Jones RBP® U.S. Large-Cap Market IndexSM and Dow Jones RBP® U.S. Large-Cap Value IndexSM, or any related data. Without limiting any of the foregoing, in no event shall Dow Jones, CME Indexes, the Adviser or the Sub-Adviser or any of their respective affiliates have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. Except as otherwise expressly provided in their agreement(s), there are no third party beneficiaries of any agreements or arrangements between CME Indexes and the Sub-Adviser or between CME Indexes and the Adviser other than as described herein.

TransparentValue Trust| Prospectus| January, 2011

Transparent Value Trust

Investment Adviser

Guggenheim Investment Management, LLC

135 East 57th Street, 6th Floor

New York, NY 10022

Investment Sub-Adviser

Transparent Value Advisors, LLC

135 East 57th Street, 15th Floor

New York, NY 10022

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

How To Obtain More Information About The Funds

More information about the Funds is available, without charge, upon request, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January [    ], 2011, includes detailed information about the Funds and Transparent Value Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports, when available, list the Funds’ holdings and contain information from the Adviser and Sub-Adviser about investment strategies, and recent market conditions and trends that significantly impacted Fund performance of the previous fiscal year. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Reports (when available), or More Information:

By Telephone: 1-888-727-6885

By Mail:            P.O. Box 46103, Denver, CO 80201

By Internet:     www.transparentvalue.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Funds, from the EDGAR Database on the SEC’s web site at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for

TransparentValue Trust| Prospectus| January, 2011

information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Transparent Value Trust’s 1940 Act registration number is 811-22309.

© 2010 Transparent Value, LLC. All rights reserved. No part of this document may be circulated, quoted or reproduced for distribution without prior written approval from Transparent Value, LLC. Transparent

Value®, RBP®, Required Business Performance® and the Transparent Value logo are registered trademarks of Transparent Value, LLC, or one of its subsidiaries. “See the market clearly” is a trademark of Transparent Value, LLC, and its affiliates. Other featured words or symbols used to identify the source of goods and services may be the trademarks of their respective owners.

Transparent Value, LLC (“Transparent Value”) is a subsidiary of Guggenheim Partners, LLC. This material is intended to inform you of products and services offered by Transparent Value and not an offer to buy or sell, or a solicitation of an offer to buy or sell, any security or fund interest. This information is presented solely to assist you in creating a portfolio structure and forming investment guidelines and sector allocations. No claim is made that RBP® can, in and of itself, be used to determine which securities to buy or sell, or when to buy or sell them.

An investment in the Transparent Value Funds involves risks, including loss of principal.

As of the date of this Prospectus, the TV US LgCap Core Fund, the TV US LgCap Equity Income Fund,

the TV US LgCap Growth Fund and the TV US LgCap Value Fund are new and do not have any operating history. The TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV

US LgCap Market Fund commenced operations on April 27, 2010 and have limited operating histories.

Transparent Value Funds are distributed by ALPS Distributors, Inc.

Investors should consider the investment objectives, risks, charges and expenses of the

Transparent Value Funds carefully before investing. To obtain a prospectus containing this and other information on Transparent Value Funds, please contact 1-888-727-6885 or visit

www.transparentvalue.com. Read the prospectus carefully before investing.

The information contained herein is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information is not a prospectus.

Subject to Completion, dated November 12, 2010

STATEMENT OF ADDITIONAL INFORMATION

TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP AGGRESSIVE INDEX FUND

CLASS A SHARES (TVAAX)                 CLASS F-1 SHARES (TVFAX)

CLASS C SHARES (            )                 CLASS I SHARES (            )

TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP CORE INDEX FUND

CLASS A SHARES (            )                 CLASS F-1 SHARES (            )

CLASS C SHARES (            )                 CLASS I SHARES (            )

TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP DEFENSIVE INDEX FUND

CLASS A SHARES (TVDAX)                 CLASS F-1 SHARES (TVFDX)

CLASS C SHARES (            )                 CLASS I SHARES (            )

TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP EQUITY INCOME INDEX FUND

CLASS A SHARES (            )                 CLASS F-1 SHARES (            )

CLASS C SHARES (            )                 CLASS I SHARES (            )

TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP GROWTH INDEX FUND

CLASS A SHARES (            )                 CLASS F-1 SHARES (            )

CLASS C SHARES (            )                 CLASS I SHARES (            )

TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP MARKET INDEX FUND

CLASS A SHARES (TVMAX)                 CLASS F-1 SHARES (TVFMX)

CLASS C SHARES (            )                 CLASS I SHARES (            )

TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP VALUE INDEX FUND

CLASS A SHARES (            )                 CLASS F-1 SHARES (            )

CLASS C SHARES (            )                 CLASS I SHARES (            )

each, a series of TRANSPARENT VALUE TRUST

January [    ], 2011

Investment Adviser:

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

Investment Sub-Adviser:

TRANSPARENT VALUE ADVISORS, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Transparent Value Trust (the “Trust”) and the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (collectively, the “Funds”). This SAI is incorporated by reference and should be read in conjunction with the Funds’ prospectus dated January [    ], 2011 (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Funds’ Prospectus or Annual Report (when available) free of charge by writing to the Trust at P.O. Box 46103, Denver, CO 80201 or calling the Funds at 1-888-727-6885.

About This Statement of Additional Information

This statement of additional information has been arranged into different sections so that you can easily review important information about the the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund (the “TV US LgCap Aggressive Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund (the “TV US LgCap Core Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund (the “TV US LgCap Defensive Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Equity Income Index Fund (the “TV US LgCap Equity Income Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund (the “TV US LgCap Growth Fund” or the “Fund”), the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (the “TV US LgCap Market Fund” or the “Fund”), and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (the “TV US LgCap Value Fund” or the “Fund”) (collectively, the “Funds”). Investors should consider the investment objectives, risks, charges and expenses of the Transparent Value Funds carefully before investing.

ii

iii

THE TRUST

General.   Each Fund is a separate series of the Trust, a Delaware statutory trust organized on June 8, 2009. The Trust is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Each share of each Fund represents an equal proportionate interest in that Fund. See “Description of Shares.”

All consideration received by the Trust for shares of any Fund and all assets of each fund belong solely to that Fund and would be subject to liabilities related thereto. Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust’s other expenses, including audit and legal expenses. Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds on the basis of relative net assets.

Description of Multiple Classes of Shares.  The Trust is authorized to offer shares of the Funds in some or all of the following classes: Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. The different classes provide for variations in shareholder servicing expenses. Minimum investment requirements and investor eligibility are described in the Prospectus. For more information on shareholder servicing and distribution expenses, see “The Distributor.” The Trust reserves the right to create and issue additional classes of shares.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date of the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (the “Board”).

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

Each Fund’s investment objectives and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

Diversification.  Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of an Index of each Fund and, therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s shares to greater price volatility than more diversified investment companies.

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of

1

the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve each Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Concentration. Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the benchmark Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

In pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in its benchmark Index.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by the Fund’s stated investment policies.

Principal Strategies

EQUITY SECURITIES

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market.

Non-Principal Strategies

INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by Guggenheim Investment Management, LLC (the “Adviser”), or otherwise affiliated with the Adviser, in excess of the limits discussed above.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

2

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

•

U.S. Treasury Obligations.  U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•

Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

•

U.S. Government Zero Coupon Securities.  STRIPS and receipts are sold as zero coupon securities - that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are

3

sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•

U.S. Government Agencies.  Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

BORROWING

While the Funds do not anticipate doing so, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Adviser believes that the respective Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the custodian until repurchased. No more than an aggregate of 15% of each Fund’s net assets will be held in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

4

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Funds are able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and a Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. Although there is no limit on the percentage of total assets the Funds may invest in reverse repurchase agreements, the Funds do not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of their respective total assets.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that are rated in the top-two short-term categories by two Nationally Recognized Statistical Rating Organizations (NRSROs), or, if unrated, deemed to be of equal quality by the Adviser; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current basis (cash on delivery now) or a forward-settled basis (cash on delivery at a future date). Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may utilize exchange-traded futures and options contracts and swap agreements. A Fund will segregate cash and/or appropriate liquid assets if required to do so by U.S. Securities and Exchange Commission (the “SEC”) or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

5

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

A Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such cases, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). A Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components. The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Restrictions on the Use of Futures and Options. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. Each Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Fund’s policies. Each Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales. The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

6

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, a Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position by holding the security.

Swap Agreements.  Each Fund may enter into swap agreements, including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

FUTURE DEVELOPMENTS

A Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

Principal Risks

Investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

7

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

Non-Principal Risks

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

8

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TAX RISKS

As with any investment, you should consider how your investment in shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds that cannot be changed without the vote of the holders of a majority of a Fund’s outstanding shares. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Each Fund may not:

1.

Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the securities of issuers in a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, shares of investment companies, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

2.

Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.

Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.

Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.

Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

9

Non-Fundamental Policies

In addition to each Fund’s investment objective, the following limitations are non-fundamental and may be changed by the Trust’s Board without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

Each Fund may not:

1.	Hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund’s net assets.

Each Fund, except the TV US LgCap Equity Income Fund, may not:

1.	Change its investment strategy to invest at least 80% of its net assets in securities of large-cap companies at the time of initial purchase without 60 days’ prior written notice to shareholders.

The TV US LgCap Equity Income Fund may not:

1.

Change its investment strategy to invest at least 80% of its net assets in equity securities of large-cap companies at the time of initial purchase without 60 days’ prior written notice to shareholders.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitation as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules or regulations.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds’ current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; and (ii) enter into repurchase agreements.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the

10

1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate.  The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities.  The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

General.  The Adviser, Guggenheim Investment Management, LLC, a Delaware corporation, serves as the investment adviser (the “Adviser”) to the Funds. The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, which was formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is a subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. As of September 30, 2010, the Adviser had approximately $[        ] billion in assets under management.

Advisory Agreement with the Trust.  The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties under this Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable by the Trust without penalty at any time by not less than ten (10) days’ written notice to the Adviser stating that the termination of the Advisory Agreement has been approved either (i) by the Trustees of the Trust or, (ii) with respect to any Fund, by a majority of the outstanding shares of the Fund. In addition, the Adviser may at any time terminate the Advisory Agreement on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser.    For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares, respectively, until January 31, 2013. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses and 1.50% for Class A Shares, 2.10% for Class C Shares, 1.35% for Class F-1 Shares and

11

1.10% for Class I Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

The following table describes the advisory fees paid by the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund to the Adviser and the fee(s) reimbursed by the Adviser for the period from the Funds’ inception on April 27, 2010 through September 30, 2010.

	Gross Advisory Fees Paid By Fund	Fees Reimbursed by Adviser	Net Advisory Fee Paid

TV US LgCap Aggressive Fund
TV US LgCap Defensive Fund
TV US LgCap Market Fund

THE SUB-ADVISER

General.  Transparent Value Advisors, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the investment sub-adviser to the Funds. The Sub-Adviser selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser’s principal place of business is located at 135 East 57th Street, 15th Floor, New York, NY 10022. The Sub-Adviser was formed in 2006 as an asset management and financial information services company.

The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC, which is in turn an indirect majority-owned subsidiary of Guggenheim Capital, LLC. Farhan Sharaff, Chief Investment Officer of the Sub-Adviser, serves as a member of the Board of Trustees of the Trust. Mr. Sharaff is also a Managing Director of the Adviser.

Sub-Advisory Agreement with the Trust.  The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Sub-Advisory Agreement.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds. In addition, the Adviser or Sub-Adviser may at any time terminate the Sub-Advisory Agreement by not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Sub-Adviser or the Adviser, respectively. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Sub-Advisory Fees Paid to the Sub-Adviser.  For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

12

THE PORTFOLIO MANAGER

Scott Hammond is primarily responsible for the day-to-day management of the Funds. This section includes information about Mr. Hammond, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

Compensation. The Adviser and Sub-Adviser compensate the portfolio manager for his management of the Funds. The portfolio manager’s compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus. The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of the portfolio manager’s overall performance (e.g., the portfolio manager’s contribution to the Adviser’s or Sub-Adviser’s overall investment process, his or her ability to work effectively with colleagues throughout the greater Guggenheim Partners organization, etc.), and (iii) his contributions to the Adviser’s or Sub-Adviser’s asset growth and business relationships. The discretionary bonus is determined in accordance with (a) the portfolio manager’s contributions to the firm, (b) the investment performance of the Funds under his management relative to the performance of the indexes upon which they are based during the prior one-year period or the appropriate portion thereof with respect to funds that commenced investment operations during such period, and (c) the financial performance of the Adviser and the Sub-Adviser.

Fund Shares Owned by Portfolio Manager. Each Fund is required to disclose the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”). The following table sets forth information regarding the ownership of the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund by Mr. Hammond as of September 30, 2010. Because the other Funds are new, as of the date of this SAI, Mr. Hammond does not beneficially own shares of those Funds.

Fund	Dollar Range of Equity Securities in the Fund*
TV US LgCap Aggressive Fund
TV US LgCap Defensive Fund
TV US LgCap Market Fund

*	Key to Dollar Ranges

A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Other Accounts. In addition to the Funds, Mr. Hammond is responsible for the day-to-day management of certain other accounts, as listed below. The account listed below is subject to a performance-based advisory fee. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Scott Hammond

13

Conflicts of Interests.  It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of a Fund on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Funds and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Funds and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to a Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The Adviser has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

THE ADMINISTRATOR AND TRANSFER AGENT

General. ALPS Fund Services, Inc. serves as the Trust’s administrator (the “Administrator”) and is located at 1290 Broadway, Suite 1100, Denver, CO 80203. In addition, ALPS Fund Services, Inc., serves as the Funds’ transfer agent and dividend disbursing agent (the “Transfer Agent”) under a transfer agency and service agreement with the Trust.

Administration Agreement with the Trust.  The Trust and the Administrator have entered into an administration, bookkeeping and pricing services agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative, bookkeeping and pricing services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator.  For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

The greater of the following annual minimum fee or basis point fee schedule:

Services	Fees
With Chief Compliance Officer Services	$560,000

or

Annual Net Assets	Basis Points
Between $0 - $1 billion	5.0
$1 billion - $3 billion	4.0
Above $3 billion	3.0

For the period from their inception on April 27, 2010 through September 30, 2010, the Administrator received fees from the Trust for its services under the Administration Agreement in connection with the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund totaling $[                ].

THE DISTRIBUTOR

General.  The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, CO 80203.

After the initial two-year term, the continuance of the Distribution Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of

14

the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Distributor, the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. As used in the Distribution Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Distribution Plan.  The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of a Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Class A Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares, and that Class C Shares of each Fund pay the Distributor an annual fee up to a maximum of 1.00% of the daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies, including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

•

Description of Distribution Services.    Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

15

For the period from the following Funds’ inception on April 27, 2010 through September 30, 2010, the following amounts were paid under the Plan:

Fund	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Broker- Dealers	Compensation to Sales Personnel	Interest, Carrying or other Finance Charges
TV US LgCap Aggressive Fund
TV US LgCap Defensive Fund
TV US LgCap Market Fund

Dealer Concessions.  Class A Shares of the Funds are sold subject to a front-end sales charge as described in the Prospectus. For the Class A Shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds’ broker-dealer network. The dealer concession is the same for all dealers. The following table lists sales charges, breakpoint discounts and dealer concession that apply to the purchase of Class A Shares.

Purchase Amount	Sales Charge (as a % of offering price)(1)	Expected Dealer Concession (as a % of offering price)
Less than $25,000	5.75%	5.00%
$25,000 but less than $50,000	5.00%	4.25%
$50,000 but less than $100,000	4.50%	3.75%
$100,000 but less than $250,000	3.50%	2.75%
$250,000 but less than $500,000	2.50%	2.00%
$500,000 but less than $750,000	2.00%	1.75%
$750,000 but less than $1,000,000	1.50%	1.25%
$1,000,000 or greater	None	up to 1.00%

(1)

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

For the period from April 27, 2010 through September 30, 2010, the Distributor received underwriter’s commissions, in gross, of $[            ], of which it retained $[            ].

Shareholder Servicing Plan.  The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services as discussed below.

•

Description of Shareholder Services.  Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing

16

information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[            ], [                        ], serves as the independent registered public accounting firm for the Funds. [            ] will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing and tax advisory services when engaged to do so by the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004 serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for overseeing the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

17

Members of the Board. Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 135 East 57th Street, 15th Floor, New York, NY 10022.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 years	Other Directorships Held
Interested Trustee
Farhan Sharaff* 60	Trustee Since December 2009	Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Asset Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.	Director of CITIC Capital Investment Management Company.
Independent Trustees
John Masterson 51	Trustee, Chairman of the Nominating Committee Since December 2009	Retired. Partner and Managing Director, Global Securities Department, Goldman Sachs & Co. from 2002 to 2007.	Trustee of NT Alpha Strategies Fund.
Robert J. Casale 71	Chairman of the Board of Trustees Since December 2009	Senior Adviser, Welsh, Carson, Anderson & Stowe from 2002 to 2006 and 2007 to present. Chairman and CEO, The BISYS Group from 2006 to 2007. Director, EasyLink Services International Corporation from 2003 to 2007. Member, Advisory Board for Securities Fund Services Group of Citibank.	Director of Northeast Securities, Inc.
Dennis A. Cullen 62	Trustee, Chairman of the Audit Committee Since December 2009	Managing Partner, Chicago Asset Funding LLC since 2008. Managing Director, The Liberty Hampshire Company, LLC from 1997 to 2008.	None.

*

Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

Board Leadership.  The Board of Trustees has overall responsibility for the oversight of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. The Chairman of the Board of Trustees’ role is to preside at all meetings of the Board of Trustees, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board of Trustees from time to time. The Board does not have a lead Independent Trustee. The Independent Trustees meet regularly outside the presence of Adviser management, in executive session or with other service providers to the Trust. The Board of Trustees has regular meetings four times a year and may hold special meetings if required before its next regular meeting. The Board of Trustees has established two standing committees in connection with its governance of the Funds: Audit and

18

Nominating Committees. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board of Trustees and reports its findings to the Board of Trustees. The Board of Trustees and each standing committee conduct annual assessments of their oversight function, structure, and effectiveness. The Board of Trustees has determined through its self-evaluation process that the Trust’s leadership structure is appropriate because the structure permits the Board of Trustees to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board of Trustees to effectively oversee the Trust. The Board made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Risk Oversight. Day-to-day management of the Funds, including the monitoring of various risks to which the Funds are subject, is the responsibility of the Adviser, the Funds’ Sub-Adviser or other service providers (depending on the nature of the risk), subject to the supervision of the Adviser. The Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. While the Adviser, the Funds’ Sub-Adviser or other service providers perform a number of risk management functions, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board of Trustees’ general oversight of the Funds and is addressed as part of various Board of Trustees and committee activities. The Board of Trustees, directly or through the Audit Committee, also reviews reports from, among others, management, the independent registered accounting firm for the Funds, the Funds’ Sub-Adviser, and internal auditors for the Adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or each service provider’s risk functions. The committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements of the Funds’ activities and associated risks. The Board of Trustees has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program, assists the Board of Trustees in monitoring compliance risks, and reports to the Board of Trustees regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Information About Trustees’ Experience, Qualifications, Attributes and Skills to Serve on the Board.

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Sharaff should serve as Trustee because of the experience he gained serving as an investment manager for a wealth management and alternative investment advisory provider, his role and familiarity with the Adviser and Sub-Adviser, and his knowledge of the financial services industry. Mr. Sharaff was elected to serve as Trustee of the Trust in December 2009.

The Trust has concluded that Mr. Masterson should serve as Trustee because of the experience he gained serving as a partner and managing director of the global securities department of a global investment banking and securities firm and his knowledge of the financial services industry. Mr. Masterson was elected to serve as Trustee of the Trust in December 2009.

The Trust has concluded that Mr. Casale should serve as Trustee because of the experience he has gained as a senior adviser of a private equity investment firm and the chairman and CEO of a large mutual fund and hedge fund services firm, as well as his knowledge of the financial services industry. Mr. Casale was elected to serve as Trustee of the Trust in December 2009.

19

The Trust has concluded that Mr. Cullen should serve as Trustee because of the experience he has gained as a managing partner of a financial advisory service provider and managing director of a risk management services firm, as well as his knowledge of the financial services industry. Mr. Cullen was elected to serve as Trustee of the Trust in December 2009.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of individual Trustees are made pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees. The Board has established the following standing committees:

—

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. Messrs. Casale, Cullen and Masterson currently serve as members of the Audit Committee. The Audit Committee did not meet during the period from April 27, 2010 through September 30, 2010.

—

Nominating Committee.    The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. Messrs. Casale, Cullen and Masterson currently serve as members of the Nominating Committee. The Nominating Committee met once during the period from April 27, 2010 through September 30, 2010.

Fund Shares Owned by Board Members.  It is required to show the dollar amount range of each Trustee’s “beneficial ownership” of shares of each Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

The following table sets forth information regarding the ownership of the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund by each of the Trustees, and information regarding the aggregate ownership by each Trustee, as of December 31, 2010. Because the other Funds are new, as of the date of this SAI, none of the Trustees beneficially own shares of those Funds.

20

Name	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies**
Interested Trustee
Farhan Sharaff	TV US LgCap Aggressive Fund - TV US LgCap Defensive Fund - TV US LgCap Market Fund -
Independent Trustees
John Masterson	TV US LgCap Aggressive Fund - TV US LgCap Defensive Fund - TV US LgCap Market Fund -
Robert J. Casale	TV US LgCap Aggressive Fund - TV US LgCap Defensive Fund - TV US LgCap Market Fund -
Dennis A. Cullen	TV US LgCap Aggressive Fund - TV US LgCap Defensive Fund - TV US LgCap Market Fund -

*  Key to Dollar Ranges

A  None

B  $1 - $10,000

C  $10,001 - $50,000

D  $50,001 - $100,000

E  Over $100,000

**  [The Trust is the only investment company in the “Family of Investment Companies.”]

As of December 31, 2010, [no] Trustee who is not an interested person of the Trust owned any securities of the Adviser, Sub-Adviser, Distributor or their affiliates.

Board Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. Each such Trustee will be paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each such Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

Because the Trust has not completed its first full calendar year of operations, the table below sets forth the compensation anticipated to be paid to each qualifying Trustee for the fiscal year ended September 30, 2011.

21

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex*
Interested Trustees
Farhan Sharaff	N/A	N/A	N/A	N/A
Independent Trustees
John Masterson	$	N/A	N/A	$
Robert J. Casale	$	N/A	N/A	$
Dennis A. Cullen	$	N/A	N/A	$

*	The Trust is the only investment company in the “Fund Complex.”

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Lowe and Ms. Legg is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 135 East 57th Street, 15th Floor, New York, NY 10022. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name and Age	Position with Trust and Length of Term	Principal Occupations in Past 5 Years	Other Directorships Held
Armen Arus 38	President Since February 2010	Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.	Director of Transparent Value Fund SPC, Ltd. since February of 2010. Board member of Guggenheim Transparent Value, LLC since 2009.
Ted Uhl [ ]	Chief Compliance Officer Since October 2010	Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.	None.
Keith D. Kemp 50	Treasurer Since February 2010	Director of Transparent Value, LLC since 2010; Employee of Guggenheim Investment Management LLC since 2010; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009; Independent Asset Management Consultant from 2006 to 2007; Director of Operations for Plus Funds Group, Inc. from 2005 to 2006; Senior Vice President of Refco Alternative Investments Group from 2003 to 2005.	None.

22

Name and Age	Position with Trust and Length of Term	Principal Occupations in Past 5 Years	Other Directorships Held
Benjamin Lowe [ ]	Assistant Treasurer Since February 2010	Assistant Vice President and Fund Controller, ALPS, since 2005. Fund Accounting Team Leader, Founders Asset Management, LLC from 2003 to 2005. Senior Fund Accountant, INVESCO Funds, from 2000 to 2003.	None.
JoEllen Legg [ ]	Secretary Since December 2009	Vice President and Associate Counsel of ALPS, ALPS Advisors, Inc., ALPS Distributors, Inc. and FTAM Distributors, Inc. since 2007. Senior Counsel - Law (Corporate & Securities), Adelphia Communications Corporation from 2005 to 2007. Associate, Patton Boggs LLP from 2004 to 2005. Associate, Fried Frank Harris Shriver & Jacobson LLP from 1998 to 2004.	None.

PURCHASING AND REDEEMING SHARES

You will ordinarily submit your purchase or redemption transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. Purchases and redemptions may be made on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if

23

there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not readily available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board.

Use of Third-Party Independent Pricing Agents. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

Fair Value Procedures. Pursuant to procedures approved by the Board, the Board has designated a valuation committee to make all necessary determinations of fair value for portfolio securities for which market quotations are not readily available. “Fair value” of a portfolio security shall typically be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. Generally, the Adviser or Sub-Adviser will monitor the valuation of the portfolio securities and immediately notify the committee if it reasonably believes that the value of any security should be determined by the committee. In addition, the Administrator shall, within the scope of its pricing responsibilities, monitor the need for determining the fair value of any portfolio securities, and shall promptly notify the committee or the Adviser or Sub-Adviser if it becomes aware of any circumstances that it believes may indicate the need to make such a determination. Absent extraordinary circumstances, the Adviser or Sub-Adviser must provide the committee with a valuation recommendation specifying the information supporting the recommendation, which shall be reflected in the minutes of the committee meeting, and shall be available for inspection by the Trust’s independent registered public accounting firm. The committee may approve the proposed pricing methodology if the committee determines that such methodology will produce a price for the security each day that represents a “fair value” of the security on that day. The committee will also determine the frequency with which the valuation determination will be reviewed. All determinations of value made by the committee, including the factors considered and the valuation methodology employed, will be fully documented and retained as part of the Trust’s records.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds’ prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds’ prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualifications as a Regulated Investment Company.    Each Fund intends to qualify and elect to be treated as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code. By following such a policy,

24

the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject. The Board reserves the right not to maintain the qualification of the Funds as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, each Fund must distribute at least 90% of its net investment income (which includes dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Funds’ taxable year, at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Funds’ taxable year, not more than 25% of the value of each Fund’s assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Funds control and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Distributions to Shareholders. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

Certain distributions from the Funds may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Funds generally qualifies as qualified dividend income to the extent it is designated as such by the Funds and was distributed from dividends received by the Funds from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations imposed on the Funds and their shareholders. Long-term capital gains and qualified dividend income are currently taxable at a maximum rate of 15% (lower rates apply to individuals in lower tax brackets). Absent further legislation, the lower rates applicable to long-term capital gains and qualified dividend income will cease to apply in taxable years beginning after December 31, 2010.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

25

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

With respect to investments in STRIPS, TRs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Sales, Exchanges, or Redemptions. Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Federal Excise Tax. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which a Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most, their net capital gains and pay tax thereon.

Foreign Taxes.  Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

26

State Taxes. The Funds are not liable for any income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s markup or reflect a dealer’s markdown. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

The following table shows the brokerage commissions paid by each of the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund from the date of their inception on April 27, 2010 through September 30, 2010.

[                ]

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more broker is believed capable of providing the best combination of price and execution, the Funds’ Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

27

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates.  The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the period from the inception of the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund on April 27, 2010 through September 30, 2010, the Trust did not pay any commission to brokers who were affiliated with the Funds, the Adviser or the Distributor.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal period. [None] of the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund or the TV US LgCap Market Fund acquired any securities of their respective “regular brokers and dealers” during the period from their inception on April 27, 2010 through September 30, 2010.

28

In addition, because the other Funds are new, as of the date of this SAI, they do not hold any securities of “regular brokers and dealers” to report.

Portfolio Turnover Rate. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, and those of the Funds’ Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Funds, the Adviser, Sub-Adviser or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders, which are filed with the SEC on Form N-CSR and distributed to shareholders. Each Fund’s complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

In addition, each Fund’s portfolio holdings information is available on the Funds’ web site – www.transparentvalue.com. The Funds generally post a detailed list of the securities held by each Fund (portfolio holdings) as of the most recent quarter end, 60 days after the end of the quarter. The Adviser or Sub-Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of a Fund. The postings generally remain until replaced by new postings as described above. This information is publicly available to all categories of persons.

The Funds’ policies and procedures provide that the Authorized Person may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the Internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds’ portfolio holdings information. The Funds will review a third party’s request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

The Adviser currently does not have any arrangements to provide Fund portfolio holdings information (including security name, ticker symbol, CUSIP, number of shares, current market value and percentage of portfolio, as well as percentage weightings for the Funds’ top ten holdings) to third parties prior to the date on which portfolio holdings information is posted on the Funds’ web site.

29

The Funds’ service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds’ service providers that would prohibit them from disclosing or trading on the Funds’ non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

From time to time, rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no pre-emptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds’ proxy voting record.

30

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX. A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available on Form N-PX: (i) without charge, upon request, by calling 1- 888-727-6885 or by writing to the Funds at P.O. Box 46103, Denver, CO 80201 and (ii) on the SEC’s web site at http://www.sec.gov.

CODES OF ETHICS

The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Adviser and the Distributor have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. Subject to and consistent with the Funds’ Code of Ethics, access persons are permitted to engage in personal securities transactions in securities that are held by the Funds. All access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of [                    ], 2010, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% to 25% or more of any class of the shares of a Fund.

[        ] Fund, Class [     ] Shares

Shareholder/Address	Number of Shares	Percent

As of [                ], 2010, the trustees and officers of the Trust as a group owned less than 1% of any Fund’s shares.

31

FINANCIAL STATEMENTS

The financial statements of the TV US LgCap Aggressive Fund, the TV US LgCap Defensive Fund and the TV US LgCap Market Fund for the fiscal year ended September 30, 2010, appearing in the annual reports to shareholders have been audited by [                        ], the Funds’ independent registered public accounting firm. Such financial statements are incorporated herein by reference to the Funds’ annual reports as filed with the SEC on                         , 2010 (Accession No.                         ).

You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at P.O. Box 46103, Denver, CO 80201, or by calling 1-888-727-6885.

32

APPENDIX A – DESCRIPTION OF RATINGS

RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1

        This is the highest category by Standard and Poor’s (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

        Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1

Issues rated Prime-1 (or supporting institutions) by Moody’s have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody’s Short-Term MIG/VMIG Ratings – U.S. Tax-Exempt Municipals

There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody’s Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

Issues that are subject to a periodic reoffer and resale in the secondary market in a “dutch auction” are assigned a long-term rating based only on Moody’s assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody’s expresses no opinion as to the ability of the holder to sell the security in a secondary market “dutch auction.” Such issues are identified by the insertion of the words “dutch auction” into the name of the issue.

Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3

This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4

This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

•	Source of Payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody’s

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Bonds that are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

Moody’s makes no representation that rated bank or insurance company obligations are exempt from the registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. (“Fitch”)

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

APPENDIX B–PROXY VOTING POLICIES AND PROCEDURES

Guggenheim Investment Management, LLC

PROXY VOTING POLICIES AND PROCEDURES

MARCH 2010

I. Introduction/Purpose

Guggenheim Investment Management, LLC (“GIM”), has adopted these Proxy Voting Policies and Procedures (“Proxy Policies”) to guide how GIM votes proxies with respect to certain securities held in accounts of its clients.

II. Proxy Voting Responsibilities

The portfolio managers, in consultation with the Adviser’s Trading group (“Trader”) or other members of senior staff, shall be responsible for evaluating and voting proxies in accordance with these Proxy Policies and for identifying any material conflicts of interest on the part of GIM or its personnel that may affect particular proxy votes and resolving any material conflicts identified. The operations director, Trader, senior staff of the Adviser and the Chief Compliance Officer (“CCO”) are responsible for administering, overseeing and recommending updates to these Proxy Policies as may be appropriate from time to time.

III. Proxy Guidelines

GIM will vote proxies in manner which it believes is in the best interests of its clients except as pursuant to Section V.

For certain GIM client accounts, GIM has retained the services of RiskMetrics Group (“RMG”). Attached as Exhibit A are RMG’s proxy voting guidelines. RMG’s guidelines are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by RMG’s guidelines will be made in accordance with other provisions of these Proxy Policies or as may be deemed reasonably appropriate by senior management of GIM.

In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when GIM will not adhere to these guidelines in making its voting decision. In such instances, the portfolio manager will maintain any documentation produced to support its decision to either abstain or vote contrary to the specific RMG guideline. At any time, GIM may seek voting instructions from its clients.

IV. Conflicts of Interest

GIM recognizes that there may be a potential conflict of interest when it votes a proxy. To that end, GIM has implemented these procedures to address certain votes that may be may be subject to a material conflict of interest, including, but not limited to: (a) evaluating the nature of GIM’s and its employees’ material business and personal relationships with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (b) prohibiting employees involved in the decision making process or vote administration from revealing how GIM intends to vote on a proposal in order to reduce any attempted influence from interested parties; and (c) where a material conflict of interest exists, abstaining a vote pursuant to Section V or, (d) where necessary, considering the views of a third party research service.

V. When GIM May Not Vote Proxies

GIM may abstain from voting proxies in certain circumstances, including situations where: (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; (c) GIM concludes that the cost of voting the proxy is likely to exceed the expected benefit to the client; or (d) if, in the opinion of GIM, insufficient information is provided regarding the proposal.

VI. Proxies of Certain Non-U.S. Issuers

Voting proxies of issuers in non-U.S. markets may give rise to a number of administrative issues that may prevent GIM from voting such proxies. For example, GIM may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require GIM to provide local agents with power of attorney prior to implementing GIM’s voting instructions. Although it is GIM’s policy to seek to vote all proxies for securities held in client accounts for which GIM has proxy voting authority, in the case of non-U.S. issuers, GIM, or RMG as applicable, will vote proxies on a best efforts basis.

VII. Proxy Voting Records

Clients may obtain information about how GIM voted proxies on their behalf by contacting their GIM administrative representative. Alternatively, clients may make a written request for proxy voting information to: Chief Compliance Officer, Guggenheim Investment Management, LLC, 135 East 57th Street, New York, NY 10022.

VIII. Maintenance of Proxy Voting Records

As required by Rule 204-2(b)(2) under the Investment Advisers Act of 1940, as amended, GIM will maintain the following records for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the investment adviser: (a) a copy of these Proxy Policies, as they may be amended from time to time; (b) copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system or on RMG’s web site; (c) a record of each proxy vote cast on behalf of its clients, unless these records are available on RMG’s web site or through the SEC’s EDGAR system; (d) a copy of internal documents created by GIM that were material to making the decision how to vote proxies on behalf of its clients; and (e) each written client request for information on how GIM voted proxies on behalf of the client and all written responses by GIM to oral or written client requests for such proxy voting information.

IX. Review of Proxies

On a quarterly basis:

1.	The CCO, or designee, shall run a report from RMG’s system of all the votes which were voted during the quarter.
2.	The CCO, or designee, shall review such proxies which the Adviser: (a) abstained from, or (b) voted contrary to a RMG guideline (an “Exception”).
3.

The CCO, or designee, shall review each Exception with the appropriate portfolio manager, Trader or member of senior management of the Adviser, as applicable, to determine that the Exception was accurate and to review any supporting documentation for such Exception.

4.

Any material issues raised during the review shall be escalated as may be appropriate, including, but not limited, to the Board of Directors of a registered Fund for which the Adviser acts as adviser or sub-adviser.

5.	The CCO, or designee, shall maintain documentation of each such review.

X. Policy Summary

GIM will provide clients a summary of these Policies, either directly or by delivering to each client of a copy of its Form ADV, Part II that contains a summary. A copy of these materials will be provided promptly to clients on request.

EXHIBIT A

RiskMetrics Group

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics’ 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee; and
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD2 from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;
•	Pattern of absenteeism; and
•	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

1	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.
2

In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;
•	The company receives an adverse opinion on the company’s financial statements from its auditor; or
•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	The company has backdated options (see “Options Backdating” policy); and
•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors
-	Serves as liaison between the chairman and the independent directors;
-	Approves information sent to the board;
-	Approves meeting agendas for the board;
-	Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
-	Hs the authority to call meetings of the independent directors;
-	If requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;
•	All independent key committees;
•	Established governance guidelines;
•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
-	Egregious compensation practices;
-	Multiple related-party transactions or other issues putting director independence at risk;
-	Corporate and/or management scandals;
-	Excessive problematic corporate governance provisions; or
-	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carveout for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	A classified board structure;
•	A supermajority vote requirement;
•	Majority vote standard for director elections with no carve out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class structure; and/or
•	A non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this by-law.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

—	Shareholders have approved the adoption of the plan; or
—

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

—	No lower than a 20% trigger, flip-in or flip-over;
—	A term of no more than three years;
—	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
—

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

—	The trigger (NOL pills generally have a trigger slightly below 5%);
—	The value of the NOLs;
—	The term;
—	Shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
—	Other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis), if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction,

balancing various and sometimes countervailing factors including:

—

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

—	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

—

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

—

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

—

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

—

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

—	Reasons for reincorporation;
—	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
—	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

—	Specific reasons/ rationale for the proposed increase;
—	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
—	The board’s governance structure and practices; and
—	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

—	Specific reasons/ rationale for the proposed increase;
—	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

—	The board’s governance structure and practices; and
—	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

—	The total cost of the company’s equity plans is unreasonable;
—	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;
—

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

—	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
—

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

—	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

—	• Egregious employment contracts - contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;
—	• Excessive perks/tax reimbursements:
—	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;
—	Reimbursement of income taxes on executive perquisites or other payments;
—	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements.

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure – Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

—	Egregious pension/SERP (supplemental executive retirement plan) payouts:
-	Inclusion of additional years of service not worked that result in significant payouts;
-	Inclusion of performance-based equity awards in the pension calculation.
—	New CEO with overly generous new hire package:
-	Excessive “make whole” provisions;
-	Any of the poor pay practices listed in this policy.
—	Excessive severance and/or change in control provisions:
-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;
-	Payments upon an executive’s termination in connection with performance failure;
-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);
-

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;
-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;
-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements.
—	Dividends or dividend equivalents paid on unvested performance shares or units;
—	Poor disclosure practices:
-	Unclear explanation of how the CEO is involved in the pay setting process;
-	Retrospective performance targets and methodology not discussed;
-	Methodology for benchmarking practices and/or peer group not disclosed and explained.
—	Internal Pay Disparity:
-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO).
—	Options backdating (covered in a separate policy);
—	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

—	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

—	Evaluation of peer groups used to set target pay or award opportunities;
—	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
—	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

—	Balance of fixed versus performance-driven pay;
—	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

—

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

—	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans— Non-Qualified Plans

Vote CASE-by-CASE on non-qualified employee stock purchase plans. Vote FOR non-qualified employee stock purchase plans with all the following features:

—	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);
—	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
—	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value;
—	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25% of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

—	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
—	Rationale for the repricing—was the stock price decline beyond management’s control?
—	Is this a value-for-value exchange?
—	Are surrendered stock options added back to the plan reserve?
—	Option vesting—does the new option vest immediately or is there a blackout period?
—	Term of the option—the term should remain the same as that of the replaced option;
—	Exercise price—should be set at fair market or a premium to market;
—	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring named executive officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

—	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines; or
-	A holding period requirement coupled with a significant long-term ownership requirement; or
-	A meaningful retention ratio; or
-	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements; and
-	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

—	Whether adoption of the proposal is likely to enhance or protect shareholder value;
—	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
—	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
—	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;
—	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
—	Whether the company’s analysis and voting recommendation to shareholders are persuasive;
—	What other companies have done in response to the issue addressed in the proposal;
—	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
—	Whether implementation of the proposal’s request would achieve the proposal’s objectives;
—	Whether the subject of the proposal is best left to the discretion of the board;
—	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
—	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

—	The company’s business and the proportion of it affected by the resolution;
—	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
—	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

—	The nature of the company’s business and the potential for reputational and market risk exposure;
—	The existing disclosure of relevant policies;
—	Deviation from established industry norms;
—	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
—	Whether the proposal focuses on specific products or geographic regions; and
—	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

—

The company already provides current, publicly available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

—	The company’s level of disclosure is at least comparable to that of industry peers; and
—	There are no significant, controversies, fines, penalties or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

—	Significant controversies, fines, or litigation surrounding a company’s public policy activities;
—	The company’s current level of disclosure on lobbying strategy; and
—	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

—	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
—	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

—	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
—

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

—	The degree to which existing relevant policies and practices are disclosed;
—	Whether or not existing relevant policies are consistent with internationally recognized standards;
—	Whether company facilities and those of its suppliers are monitored and how;
—	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
—	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
—	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
—	The scope of the request; and
—	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to social, economic and environmental sustainability, unless:

—

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

—	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)

Certificate of Trust dated June 8, 2009 of Transparent Value Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-15992 and 811-22309), as filed with the SEC via EDGAR Accession No. 0000930413-09-003221 on June 15, 2009.

(a)(2)

Registrant’s Agreement and Declaration of Trust dated June 8, 2009, is incorporated herein by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(b)	Registrant’s By-Laws dated June 8, 2009, are incorporated herein by reference to Exhibit (b) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(c)	Not applicable.

(d)(1)

Investment Advisory Agreement between the Registrant and Guggenheim Investment Management, LLC, is incorporated herein by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(d)(2)

Form of Expense Limitation Agreement between the Registrant and Guggenheim Investment Management, LLC, is incorporated herein by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(d)(3)

Sub-Advisory Agreement between Guggenheim Investment Management, LLC and Transparent Value Advisors, LLC, is incorporated herein by reference to Exhibit (d)(3) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(e)(1)

Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc., is incorporated herein by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(e)(2)

Form of Broker Dealer Selling Agreement with ALPS Distributors, Inc., is incorporated herein by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(f)	Not applicable.

(g)

Mutual Fund Custody and Services Agreement dated March 3, 2010 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (g) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(h)(1)

Form of Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(h)(2)

Form of Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(h)(3)

Form of Transfer Agency Interactive Client Services Agreement between the Registrant and ALPS Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(h)(4)

Form of Chief Compliance Officer Services Agreement by and among the Registrant, Guggenheim Investment Management, LLC and ALPS Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(4) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(h)(5)

Form of Shareholder Servicing Agreement with ALPS Distributors, Inc., is incorporated herein by reference to Exhibit (h)(5) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(h)(6)

Shareholder Servicing Plan dated December 21, 2009, relating to Class A Shares, is incorporated herein by reference to Exhibit (h)(6) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by subsequent amendment.

(j)	Consent of independent registered public accountants, KPMG LLP, to be filed by subsequent amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)

Distribution and Shareholder Services Plan dated December 21, 2009, is incorporated herein by reference to Exhibit (m) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(n)

Rule 18f-3 Multiple Class Plan dated December 21, 2009, is incorporated herein by reference to Exhibit (n) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(o)	Not applicable.

(p)(1)	Code of Ethics for the Registrant, is incorporated herein by reference to Exhibit (p)(1) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(p)(2)

Code of Ethics of Guggenheim Investment Management, LLC,, is incorporated herein by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(p)(3)

Code of Ethics of Transparent Value Advisors, LLC, is incorporated herein by reference to Exhibit (p)(3) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(p)(4)	Code of Ethics of ALPS Distributors, Inc., is incorporated herein by reference to Exhibit (p)(4) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

(q)

Powers of Attorney for Farhan Sharaff, John Masterson, Robert Casale, and Dennis Cullen, are incorporated herein by reference to Exhibit (q) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust’s Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust’s By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.            Business and other Connections of the Investment Adviser

Guggenheim Investment Management, LLC, (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 135 East 57th Street, 6th Floor, New York, New York 10022. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Julian Koski Managing Director	Transparent Value Advisors, LLC	Co-Chief Executive Officer
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member
	Plantum Investments, LLC	Managing Member
Armen Arus Managing Director	Transparent Value Advisors, LLC	Co-Chief Executive Officer
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member
	LEKA Investments, LLC	Managing Member
	Plantum Investments, LLC	Managing Member
Farhan Sharaff Senior Managing Director	Transparent Value Advisors, LLC	Chief Investment Officer
	Guggenheim Partners Asset Management, LLC	Chief Investment Officer for Equity Strategies
	MJX Capital Advisors, LLC	Founding Principal and Chief Investment Officer

Todd Boehly	Guggenheim Corporate Funding, LLC Guggenheim Partners, LLC	Managing Partner; Affiliate of GIM Managing Partner and Office of the Chief Executive; Affiliate of GIM
	Guggenheim Apsley Holdings LLC	Authorized Person
	Guggenheim Investment Management Holdings, LLC	Director
	Guggenheim Transparent Value, LLC	Director
	Denver Holdings II, LLC E5 Global Media (UK) E5 Global Media Holdings,	Class A Member
	LLC E5 Global Media, LLC	Director Director
Eldridge Investors LLC

Finding a Cure for Epilepsy

and

Seizures (f.a.c.e.s)

Five Guys New York

iQor Holdings Inc

The Landon School

Lionel Holdings LLC

Max Radio of Denver, LLC

MBB, Inc.

Minerva Holdings LLC

New Canaan Partners, LLC

Director Authorized Person Board Member Director Director Director Director Manager President Director Director
William Hagner Chief Legal Officer	E5 Global Media (UK) E5 Global Media Holdings, LLC E5 Global Media, LLC MBB, Inc.	Director Director Director Secretary
Stephen Sautel Chief Operating Officer	N/A	N/A

Transparent Value Advisors, LLC (the “Sub-Adviser”) serves as investment sub-adviser for each series of the Trust. The principal address of the Sub-Adviser is 135 East 57th Street, 6th Floor, New York, New York 10022. The Sub-Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee as follows:

Name and Position with Sub-Adviser	Name of Other Company	Connection with Other Company
Julian Koski Co-Chief Executive Officer	Guggenheim Investment Management, LLC	Managing Director
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member
	Plantum Investments, LLC	Managing Member
Armen Arus Co-Chief Executive Officer	Guggenheim Investment Management, LLC	Managing Director
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member
	LEKA Investments, LLC	Managing Member
	Plantum Investments, LLC	Managing Member
Farhan Sharaff Chief Investment Officer	Guggenheim Investment Management, LLC	Senior Managing Director
	Guggenheim Partners Asset Management, LLC	Chief Investment Officer of Equity Strategies
	MJX Capital Advisors, LLC	Founding Principal and Chief Investment Officer
Gennadiy Khayutin Managing Director	Guggenheim Transparent Value, LLC	Managing Director

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a)        ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)        The following information is furnished with respect to the directors and officers of ALPS Distributors, Inc.

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	Secretary
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

Item 33.    Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o Guggenheim Investment Management, LLC
135 East 57th Street, 6th Floor,
New York, New York 10022

c/o Transparent Value Advisors, LLC
135 East 57th Street, 6th Floor
New York, New York 10022

(b)	Adviser:
Guggenheim Investment Management, LLC
135 East 57th Street, 6th Floor,
New York, New York 10022

(c)	Sub-Adviser:
Transparent Value Advisors, LLC
135 East 57th Street, 6th Floor
New York, New York 10022

(d)	Principal Underwriter:
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

(e)	Custodian:
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 12th day of November, 2010.

Transparent Value Trust

/s/ Armen Arus
Armen Arus
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Member of the Board of Trustees	November 12, 2010
Farhan Sharaff

*	Member of the Board of Trustees	November 12, 2010
John Masterson

*	Member of the Board of Trustees	November 12, 2010
Robert J. Casale

*	Member of the Board of Trustees	November 12, 2010
Dennis A. Cullen

/s/ Keith D. Kemp	Treasurer	November 12, 2010
Keith D. Kemp

*/s/ Armen Arus
Armen Arus

*	Attorney-in-Fact pursuant to powers of attorney filed as Exhibit (q) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.